Other general administrative expenses (Tables)	12 Months Ended
Dec. 31, 2025
Selling, general and administrative expense [abstract]
Schedule of detail of other general administrative expenses
The detail of Other general administrative expenses is as follows:

EUR million
	2025	2024	2023
Technology and systems	2,298	2,539	2,389
Property, fixtures and supplies (note 2.k)	803	797	774
Technical reports	712	724	796
Advertising	517	512	574
Taxes other than income tax	543	554	568
Communications	367	387	400
Surveillance and cash courier services	314	337	325
Per diems and travel expenses	250	232	213
Insurance premiums	86	95	88
Other administrative expenses	2,010	1,968	2,144
	7,900	8,145	8,271

Schedule of technical reports includes the fees paid by various Group companies
Technical reports include the fees from the various Group companies (detailed in the accompanying appendices) for the services provided by their respective auditors, with the following detail:

EUR million
	2025	2024	2023
Audit	118.5	122.3	117.5
Audit-related services	15.0	13.6	8.6
Tax services	0.1	0.9	1.6
All other	7.1	7.4	5.9
Total	140.7	144.2	133.6

Schedule of number of offices
The number of offices according to their geographical location at 31 December 2025, 2024 and 2023 is as follows:

Number of branches
	Group
	2025	2024	2023
Spain A	1,674	1,877	1,924
Group	5,450	6,209	6,594
	7,124	8,086	8,518
A. Includes branches in Spain of the Digital Consumer Bank business.
Note: Branches corresponding to the Group's business held for sale in Poland are included.
Note: The figures for 2025 and 2024 include CartaSur points of sale and banking service points (PAB) in Argentina and exclude operational points that do not provide customer service in Colombia.